Expense Example {- Fidelity® Series All-Sector Equity Fund} - 01.31 Fidelity Series All-Sector Equity Fund Series PRO-13 - Fidelity® Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund-Default
Apr. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none